CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Jun. 30, 2017	8,872,916
Beginning balance, value at Jun. 30, 2017	$ 88,729	$ 45,140,383	$ (44,670,732)	$ 558,380
Stock issued during period, shares	555,556
Stock issued during period, value	$ 5,556	241,482		247,038
Proceeds from exercise of stock purchase warrants, shares	666,667
Proceeds from exercise of stock purchase warrants, value	$ 6,667			6,667
Issuance of common stock for services, shares	102,000
Issuance of common stock for services, value	$ 1,020	49,980		51,000
Stock-based compensation		52,341		52,341
Net loss			(351,390)	(351,390)
Ending balance, shares at Jun. 30, 2018	10,197,139
Ending balance, value at Jun. 30, 2018	$ 101,972	45,484,186	(45,022,122)	564,036
Stock issued during period, shares	1,600,000
Stock issued during period, value	$ 16,000	1,971,750		1,987,750
Proceeds from exercise of stock options, shares	74,000
Proceeds from exercise of stock options, value	$ 740	53,160		53,900
Issuance of common stock for services, shares	200,000
Issuance of common stock for services, value	$ 2,000	208,000		210,000
Proceeds from private placement of common stock subscribed, net of issuance costs, value		912,750		912,750
Stock-based compensation		263,326		263,326
Net loss			(614,871)	(614,871)
Ending balance, shares at Jun. 30, 2019	12,071,139
Ending balance, value at Jun. 30, 2019	$ 120,712	48,893,172	(45,636,993)	3,376,891
Stock issued during period, shares	760,000
Stock issued during period, value	$ 7,600	17,400		25,000
Proceeds from exercise of stock options, shares	12,500
Proceeds from exercise of stock options, value	$ 125	8,550		8,675
Issuance of common stock for services, shares	25,000
Issuance of common stock for services, value	$ 250	$ 44,750		45,000
Net loss			$ (86,110)	(86,110)
Ending balance, value at Sep. 30, 2019				$ 3,445,961